Inventories - Summary Of Schedule Of Inventory Current (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Inventory [Line Items]
Products	¥ 550,556	$ 78,728	¥ 534,061
Packing materials and others	19,929	2,850	19,540
Inventories	¥ 570,485	$ 81,578	¥ 553,601